SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Year End Translation Rates [Member] | United States of America, Dollars
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=RMB6.7851	US$1=RMB7.1636	US$1=RMB6.9931
Year End Translation Rates [Member] | Viet Nam, Dong
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=VND26312.3278	US$1=VND26120.5000	US$1=VND26300.0000
Average Translation Rates [Member] | United States of America, Dollars
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=RMB6.8624	US$1=RMB7.2358	US$1=RMB7.1708
Average Translation Rates [Member] | Viet Nam, Dong
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	US$1=VND26254.3067	US$1=VND25717.0000	US$1=VND26021.0833